Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues						$ 251,375
Costs of goods sold						48,455
Gross Profit						202,920
Operating Expenses
General and administrative	470,755	67,535	758,077	326,004	835,162	220,119
Selling	319,073	489	377,603	5,489	81,323	62,500
Research and development	259,847	84,225	424,126	262,007	518,614	114,269
Total Operating Expenses	1,049,675	152,249	1,559,806	593,500	1,435,099	396,888
Operating Loss	(1,049,675)	(152,249)	(1,559,806)	(593,500)	(1,435,099)	(193,968)
Other Expense
Interest and other expenses, net		(4,500)	(30,744)	(8,250)	(35,461)	(247)
Inducement expense in connection with warrant exercise	(1,177,760)		(1,177,760)
Unrealized loss on change in fair value of derivative liabilities			(1,054,577)		(73,974)
Total Other Expense	(1,177,760)	(4,500)	(2,263,081)	(8,250)	(109,435)	(247)
Net Loss	$ (2,227,435)	$ (156,749)	$ (3,822,887)	$ (601,750)	$ (1,544,534)	$ (194,215)
Net Loss Per Common Share - Basic and Diluted	$ (0.11)	$ (0.01)	$ (0.18)	$ (0.03)	$ (0.07)	$ (0.01)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	22,007,979	21,242,244	21,987,558	21,109,011	21,409,369	20,197,478